UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/01

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon/Alan B. Slifka Management Company
Address: 477 Madison Avenu
         8th Floor
         New York, NY  10022

13F File Number:  28-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     October 10, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $534,938 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abraxas Pete Corp              COMMON           3830106       3787   742641          SOLE                   742641
Audio Visual SVCS              COMMON           050727106      184   316451          SOLE                   316451
Alza Corp                      COMMON           022615108    10971   270900          SOLE                   270900
Barrett Res. Corp.             COMMON           068480201    18323   305125          SOLE                   305125
CIT GROUP                      COMMON           125577106    24573   850868          SOLE                   850868
DeBeers Cons. Mines Ltd.       COMMON           240253302      331     8614          SOLE                     8614
Deutsch Telekom ADR            COMMON           251566105      649    27968          SOLE                    27968
Deutsch Telekom ADR            COMMON           251566105    16301   702916          SOLE                   702916
Efficient Networks             COMMON           282056100    37524  1596747          SOLE                  1596747
Harcourt Gen. Inc.             COMMON           41163G101    36862   662155          SOLE                   662155
Honeywell Int'l Inc            COMMON           438516106    90135  2209186          SOLE                  2209186
Intermedia Communication       COMMON           458801107     6724   387005          SOLE                   387005
Litton Industries              COMMON           538021106    64513   803098          SOLE                   803098
MCN Energy Group               COMMON           552675J10    13330   516674          SOLE                   516674
Sodexho Marriott SVCS Inc.     COMMON           833793102    24006   826355          SOLE                   826355
Shire Pharma Grp.              COMMON           82481r106     6999   159983          SOLE                   159983
Silicon Vally Group Inc.       COMMON           827066101    14988   545022          SOLE                   545022
Tosco Corp                     COMMON           891490302    15735   367984          SOLE                   367984
Tyson Foods Inc.               COMMON           902494103     3644   270502          SOLE                   270502
Texaco Inc.                    COMMON           881694103    36011   542337          SOLE                   542337
Voicestream Wireless           COMMON           928615103   103805  1123737          SOLE                  1123737
Worldport Comm Restricted      COMMON           98155j105      432   265677          SOLE                   265677
Abraxas Contingent Rights      RIGHTS           003831112      797  3189579          SOLE                  3189579
Deutsch Telekom July 30        OPTIONS          251566105      316     3326     CALL SOLE                     3326
Deutsch Telekom July 45        OPTIONS          251556105      636      280     PUT  SOLE                      280
Litton Industries June 75      OPTIONS          538021106     2070     3981     CALL SOLE                     3981
Tosco Petroleum  July 40       OPTIONS          891490302     1292     2637     CALL SOLE                     2637